Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, estimated life					15 years
Warrants term					4 years
Deferred revenues	$ 215		$ 215		$ 138	$ 66
Sales commissions					87	138
Warrant liability					$ 124	160
Employees defined contribution plan description					The Company has a 401(k) defined contribution plan covering all employees. All eligible employees may elect to contribute up to 100% of their compensation to the plan, but for 2020 and 2019, generally not greater than $19.5 and $19 per year, respectively, (for certain employees over 50 years of age the maximum contribution is $26 and $25 per year, respectively), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The Company contributes 3% of employee compensation to the plan with no limitation.
Share based compensation	$ 110	$ 6	$ 1,628	$ 12	$ 20	18
Employees defined contribution plan					$ 103	93
Income tax description					more than 50% likely
Fair value of share-based compensation					$ 20	18
Dividend yield					0.00%
Minimum [Member]
Warrants term	2 months 1 day		2 months 1 day
Maximum [Member]
Warrants term	3 years 2 months 30 days		3 years 2 months 30 days
Share based compensation					$ 26	$ 25
Customers [Member] | Minimum [Member]
Warrants term					1 year
Customers [Member] | Maximum [Member]
Warrants term					3 years